DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows

Years ended December 31,	2018	2017

Straight-line rent amortization	$(4,274)	$1,101
Tenant incentive amortization	5,402	5,410
Unit-based compensation expense (note 11(b))	3,944	4,912
Fair value gains on investment properties	(354,707)	(212,106)
Depreciation and amortization	300	335
Fair value losses on financial instruments	562	823
Loss on sale of investment properties	6,871	427
Amortization of issuance costs relating to debentures and term loans	555	542
Amortization of deferred financing costs	497	219
Deferred income taxes	45,020	5,709
Other	1,040	98
	$(294,790)	$(192,530)

Schedule of changes in working capital balances

Years ended December 31,	2018	2017
Accounts receivable	$(1,626)	$(1,191)
Prepaid expenses and other	(475)	(362)
Accounts payable and accrued liabilities	5,788	(4,681)
Deferred revenue	(245)	(1,411)
Restricted cash	335	48
	$3,777	$(7,597)

Schedule of cash and cash equivalents

Years ended December 31,	2018	2017

Cash	$534,975	$55,608
Short-term deposits	123,271	13,411
	$658,246	$69,019